CONSOLIDATED STATEMENTS OF EQUITY - JPY (¥) ¥ in Millions	Total	Preferred stock (Note 14):	Common stock (Note 15):	Retained earnings (Accumulated deficit):	Accumulated other comprehensive income, net of tax (Note 17):	Treasury stock, at cost:	Total MHFG shareholders' equity	Noncontrolling interests:
Balance at beginning of fiscal year at Mar. 31, 2014		¥ 312,651	¥ 5,489,295	¥ (537,479)	¥ 1,117,877	¥ (3,874)		¥ 242,901
Issuance of new shares of common stock due to conversion of preferred stock			99,530
Effect of other increase (decrease) in consolidated subsidiaries								(6,128)
Net income attributable to MHFG shareholders	¥ 803,048			803,048
Purchases of treasury stock						(274)
Conversion to common stock		(99,530)
Change during year	922,612				923,128
Issuance of new shares of common stock due to exercise of stock acquisition rights			864
Dividends paid to noncontrolling interests								(3,936)
Dividends declared	(176,137)			(176,137)
Disposal of treasury stock						532
Gains (losses) on disposal of treasury stock			67
Net income (loss) attributable to noncontrolling interests	(27,185)							27,185
Stock-based compensation related to stock options (Note 22)			640
Net unrealized gains (losses) on available-for-sale securities attributable to noncontrolling interests								(1,360)
Foreign currency translation adjustments attributable to noncontrolling interests								686
Pension liability adjustments attributable to noncontrolling interests								158
Balance at end of fiscal year at Mar. 31, 2015	8,189,844	213,121	5,590,396	89,432	2,041,005	(3,616)	¥ 7,930,338	259,506
Issuance of new shares of common stock due to conversion of preferred stock			114,197
Effect of other increase (decrease) in consolidated subsidiaries								(85,809)
Net income attributable to MHFG shareholders	850,492			850,492
Purchases of treasury stock						(653)
Conversion to common stock		(114,197)
Change during year	(573,642)				(571,697)
Issuance of new shares of common stock due to exercise of stock acquisition rights			772
Dividends paid to noncontrolling interests								(2,683)
Dividends declared	(195,265)			(195,265)
Disposal of treasury stock						659
Gains (losses) on disposal of treasury stock			82
Net income (loss) attributable to noncontrolling interests	429							(429)
Other				2,126
Stock-based compensation related to stock options (Note 22)			(1,058)
Net unrealized gains (losses) on available-for-sale securities attributable to noncontrolling interests								(674)
Foreign currency translation adjustments attributable to noncontrolling interests								(352)
Change in ownership interests in consolidated subsidiaries			(1,245)
Pension liability adjustments attributable to noncontrolling interests								(919)
Balance at end of fiscal year (Previously Reported) at Mar. 31, 2016				746,785	1,469,308			168,640
Balance at end of fiscal year (Restatement Adjustment)				(329)	330			(10,441)
Balance at end of fiscal year at Mar. 31, 2016	8,183,191	98,924	5,703,144	746,456	1,469,638	(3,610)	8,014,551	158,199
Issuance of new shares of common stock due to conversion of preferred stock			98,924
Effect of other increase (decrease) in consolidated subsidiaries								328,692
Net income attributable to MHFG shareholders	362,440			362,440
Purchases of treasury stock						(1,903)
Conversion to common stock		¥ (98,924)
Change during year	51,557				51,525
Issuance of new shares of common stock due to exercise of stock acquisition rights			969
Dividends paid to noncontrolling interests								(2,914)
Dividends declared	(190,002)			(190,002)
Disposal of treasury stock						663
Gains (losses) on disposal of treasury stock			(56)
Net income (loss) attributable to noncontrolling interests	(26,691)							26,691
Stock-based compensation related to stock options (Note 22)			(1,009)
Net unrealized gains (losses) on available-for-sale securities attributable to noncontrolling interests								29
Performance-based stock compensation program			354
Foreign currency translation adjustments attributable to noncontrolling interests								(62)
Change in ownership interests in consolidated subsidiaries			23,824
Pension liability adjustments attributable to noncontrolling interests								65
Cancellation of treasury stock			(1)			1
Balance at end of fiscal year at Mar. 31, 2017	¥ 8,772,057		¥ 5,826,149	¥ 918,894	¥ 1,521,163	¥ (4,849)	¥ 8,261,357	¥ 510,700